Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

The Company’s registration statement filed with the Securities and Exchange Commission (SEC) was declared effective on January 24, 2024, and trading of the Company’s stock commenced on Nasdaq on January 31, 2024 (Direct Listing). In January 2024, in conjunction with its Direct Listing, the Company issued 2,500 shares of Series C Preferred Stock with super voting rights to our CEO. Upon the effectiveness of its registration with the SEC, the Company obtained a public company directors and officers insurance policy at a cost of $756 thousand, which will be expensed over the one-year life of the policy. Upon approval from Nasdaq and prior to the Direct Listing, the $270 thousand remainder of the listing application fee was due and paid to Nasdaq. Also upon completion of the Direct Listing, the Company paid $200 thousand to Maxim for its services as advisor on the Direct Listing, and recorded a $2,000 thousand payable for the commitment fee and issued 1,299,783 warrants to purchase common stock shares at an exercise price of $21.54 and an expiration of five years from the Direct Listing, which were both due to the investors in the Share Purchase Agreement as described in Note 8.

In February 2024, the Company sold a total of 142,298 shares for $1,921 thousand through the Share Purchase Agreement described in Note 8.